Write-Downs of Long-Lived Assets (Tables)	9 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Long-Lived Assets and Liabilities Classified as Held for Sale
As of March 31, 2021 and December 31, 2021, the long-lived assets and liabilities classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2021	As of December 31, 2021
Investment in operating leases	¥8,055	¥19,384
Property under facility operations	0	8,034
Office facilities	0	3,953
Other assets	0	15,678
Other liabilities	0	1,882

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the nine months ended December 31, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥591 million and ¥15,068 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Nine months ended December 31, 2020		Nine months ended December 31, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥0	0	¥757	2
Condominiums	0	0	13	2
Others *	0	—	11,878	—

Total	¥0	—	¥12,648	—

	Nine months ended December 31, 2020		Nine months ended December 31, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	¥0	0	¥11	1
Condominiums	64	2	3	4
Land undeveloped or under construction	17	1	0	0
Others *	510	—	2,406	—

Total	¥591	—	¥2,420	—

*
For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the nine months ended December 31, 2020 include a write-down of ¥433 million of two hotels, and write-downs of other long-lived assets for the nine months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.

For the three months ended December 31, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥8 million and ¥14,980 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Three months ended December 31, 2020		Three months ended December 31, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Commercial facilities other than office buildings	¥0	0	¥757	2
Condominiums	0	0	12	1
Others *	0	—	11,878	—

Total	¥0	—	¥12,647	—

	Three months ended December 31, 2020		Three months ended December 31, 2021
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Condominiums	¥0	0	¥2	3
Others *	8	—	2,331	—

Total	¥8	—	¥2,333	—

*
For “Others,” the number of properties is omitted. In addition, write-downs of other long-lived assets for the three months ended December 31, 2021 include write-downs of ¥11,641 million of property under facility operations and others held by a subsidiary and ¥2,331 million of two aircrafts.